Document and Entity Information	0 Months Ended
Oct. 31, 2013
Risk/Return:
Document Type	497
Document Period End Date	Oct. 31, 2013
Registrant Name	DREYFUS PREMIER WORLDWIDE GROWTH FUND INC
Central Index Key	0000897569
Amendment Flag	false
Document Creation Date	Mar. 17, 2014
Document Effective Date	Mar. 17, 2014
Prospectus Date	Mar. 17, 2014
DREYFUS WORLDWIDE GROWTH FUND | Class A
Risk/Return:
Trading Symbol	PGROX
DREYFUS WORLDWIDE GROWTH FUND | Class C
Risk/Return:
Trading Symbol	PGRCX
DREYFUS WORLDWIDE GROWTH FUND | Class I
Risk/Return:
Trading Symbol	DPWRX
DREYFUS WORLDWIDE GROWTH FUND | Class Y
Risk/Return:
Trading Symbol	DPRIX